Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expense	The difference between the tax calculated on income before income tax according to the statutory tax rate and the amount of the income tax included in the income tax expense is reconciled as follows:
	2023	2022
Loss before income taxes	$(119,712,165)	$(11,619,422)
Statutory income tax rate	21%	21%
Income tax recovery at statutory income tax rate	(25,139,555)	(2,440,079)
Non-deductible expenses	420,174	245,566
Change in the fair value of warrant liability	(943,421)	(4,412,205)
Difference in jurisdictional tax rates	(4,891,708)	(1,549,371)
Tax restructuring	—	693,725
Other	194,426	(165,724)
Change in valuation allowance	27,068,381	7,412,660
	$(3,291,703)	$(215,428)
	2023	2022
Deferred income tax assets:
Loss carryforwards	$45,792,765	$17,125,566
Tangible assets	—	271,227
Share-based compensation	3,627,277	398,881
R&D and other cost pool carryforwards	2,229,569	—
Other	129,636	161,452
Gross deferred income tax assets	51,779,247	17,957,126
Valuation allowance	(45,273,417)	(16,650,521)
Total deferred income tax assets, net of valuation allowance	6,505,830	1,306,605

Deferred income tax liabilities:
Tangible assets	(3,208,381)	—
Intangible assets	(3,297,449)	(1,306,605)
Total deferred income tax liabilities	(6,505,830)	(1,306,605)

Net deferred income tax assets and liabilities	$—	$—

Schedule of Canadian Non-Capital Loss Carry Forwards	The Canadian non-capital loss carry forwards expire between 2039 and 2043.
2039	$85,753
2041	4,595,332
2042	21,012,477
2043	81,887,052
Indefinite	78,563,194